Other Payables and Accruals	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

Note 11 — OTHER PAYABLES AND ACCRUALS

The components of other payables and accruals are as follows:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Accrued expenses	131,435	208,454	152,579
Other payables	553,161	503,997	368,905
GST payable	91,828	93,399	68,364
Other payables and accruals	776,424	805,850	589,848

Accrued expenses mainly consisted of staff expenses and professional service fees and costs incurred for operating activities which are yet to bill. Other payables included the provision for legal claims amounting to S$385,000 and S$275,000 ($201,288) as of December 31, 2023 and 2024, respectively. For more information see “Note 17 — Commitments and Contingencies”.

“GST” means the Goods and Services Tax chargeable pursuant to the Goods and Services Tax Act 1993 of Singapore.